FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity risk
Accounts payable and accrued liabilities	$ 13,642	$ 9,798
Account payables and accrued liabilities, contractual cash flows	13,642
Lease liabilities	1,710	2,087	$ 2,817
Lease liabilities, contractual cash flows	1,955
Borrowings	1,014	1,758	$ 1,988
Borrowings, contractual cash flows	1,125
Short-term liabilities	46,976	$ 65,608
Convertible Notes - Host
Liquidity risk
Convertible notes	16,240
Convertible notes, contractual cash flows	17,986
0 to 12 months
Liquidity risk
Accounts payable and accrued liabilities	13,642
Lease liabilities	548
Borrowings	300
0 to 12 months | Convertible Notes - Host
Liquidity risk
Convertible notes	17,986
12 to 24 months
Liquidity risk
Lease liabilities	370
Borrowings	300
More than 24 months
Liquidity risk
Lease liabilities	1,037
Borrowings	$ 525